Supplemental Quarterly Data (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 536.0	$ 629.1	$ 630.7	$ 641.5	$ 731.5	$ 994.9	$ 1,033.8	$ 923.9	$ 964.9	$ 2,632.8	$ 3,917.5	$ 1,412.6
Operating income (loss)	(65.9)	(649.7)	(578.7)	(28.0)	56.0	(23.2)	54.6	41.6	54.7	(1,200.4)	127.7	60.1
Earnings (loss) from unconsolidated affiliates, net	6.5	(72.0)	2.8	5.0	3.4	0.6	0.3	(1.5)	(0.1)	(60.8)	(0.7)	(0.1)
Net income (loss)	(95.3)	(756.7)	(610.2)	(72.8)	29.1	(49.2)	27.1	11.0	25.8	(1,410.6)	14.7	(12.4)
Net income (loss) attributable to partners	(101.2)	(762.6)	(622.5)	(86.0)	14.3	(61.7)	13.5	6.2	22.7	(1,456.8)	(19.3)	(17.3)
Crestwood Equity Partners LP
Revenues	536.0	629.1	630.7	641.5	731.5	997.2	1,036.2	926.3	971.6	2,632.8	3,931.3	1,426.7
Operating income (loss)	(64.2)	(1,296.1)	(588.3)	(248.9)	48.5	(0.2)	43.0	29.4	45.7	(2,084.8)	117.9	28.2
Earnings (loss) from unconsolidated affiliates, net	6.5	(72.0)	2.8	5.0	3.4	0.6	0.3	(1.5)	(0.1)	(60.8)	(0.7)	(0.1)
Net income (loss)	(93.7)	(1,402.4)	(623.4)	(296.0)	18.1	(30.7)	11.9	(4.8)	13.2	(2,303.7)	(10.4)	(50.6)
Net income (loss) attributable to partners	$ (101.2)	$ (1,414.5)	$ (226.9)	$ (40.0)	$ 8.3	$ 38.4	$ 2.8	$ (4.4)	$ 19.6	$ (1,673.1)	$ 56.4	$ 6.7
Basic	$ (1.47)	$ (20.77)	$ (11.78)	$ (2.14)	$ 0.44	$ 2.06	$ 0.15	$ (0.24)	$ 1.05	$ (54.00)	$ 3.03	$ 0.59
Diluted	$ (1.47)	$ (20.77)	$ (11.76)	$ (2.14)	$ 0.44	$ 2.06	$ 0.15	$ (0.24)	$ 1.05	$ (54.00)	$ 3.03	$ 0.59